Fees Summary	Oct. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 94,875,000.00
Previously Paid Amount	0.00
Total Fee Amount	13,102.24
Total Offset Amount	0.00
Net Fee	$ 13,102.24